Financial Highlights (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Financial highlights for non-managing members
Total Return	2.86%	(10.20%)	17.67%
Ratios to average members' equity (net assets)
Total expenses	0.94%	0.92%	0.96%
Net investment income (loss)	1.00%	(3.07%)	(0.92%)
Agricultural Sector Series [Member]
Financial highlights for non-managing members
Total Return	3.13%	(19.64%)	34.81%
Ratios to average members' equity (net assets)
Total expenses	1.30%	1.22%	1.17%
Net investment income (loss)	1.38%	(4.13%)	(1.14%)
Energy Sector Series [Member]
Financial highlights for non-managing members
Total Return			(7.61%)
Ratios to average members' equity (net assets)
Total expenses			1.59%
Net investment income (loss)			(1.54%)